Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

                      Statement of Assets and Liabilities
                           June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments, at value (Note 1A) (identified cost,
    $79,679,964)                                                   $ 76,964,228
  Receivable for investments sold                                     2,165,715
  Interest receivable                                                   787,471
  Tax reclaim receivable                                                    286
  Deferred organization costs (Note 1E)                                   2,506
  Prepaid expenses                                                        5,199
                                                                   ------------
    Total assets                                                     79,925,405

Liabilities
  Payable for Fund shares redeemed                     $    3,597
  Payable for variation margin on open financial
    futures contracts (Note 6)                             46,937
  Distributions payable                                   230,026
  Payable for delayed delivery transactions (Note 7)    4,402,387
  Options written, at value (Note 6) (premiums
    received, $310,315)                                   335,966
  Accrued accounting, custody and transfer agent fees      10,149
  Accrued trustees' fees and expenses (Note 2)              2,354
  Accrued expenses and other liabilities                   14,706
                                                       ----------
    Total liabilities                                                 5,046,122
                                                                   ------------
Net Assets                                                         $ 74,879,283
                                                                   ============
Net Assets consist of:
  Paid-in capital                                                  $ 79,363,959
  Accumulated net realized loss                                      (1,673,350)
  Distributions in excess of net investment income                      (25,889)
  Net unrealized depreciation                                        (2,785,437)
                                                                   ------------
Total Net Assets                                                   $ 74,879,283
                                                                   ============
Shares of beneficial interest outstanding                             4,202,923
                                                                   ============
Net Asset Value, offering price and redemption price
  per share (Net Assets/Shares outstanding)                        $      17.82
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

                            Statement Of Operations
               For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
  Interest income                                                   $ 2,490,208
  Dividend income                                                        17,062
                                                                    -----------
    Total investment income                                           2,507,270

Expenses
  Investment advisory fee (Note 2)                     $   144,534
  Accounting, custody and transfer agent fees               57,077
  Legal and audit services                                  15,516
  Trustees' fees and expenses (Note 2)                       4,559
  Registration fees                                          3,680
  Insurance expense                                          3,571
  Amortization of organization expenses (Note 1E)            1,229
  Miscellaneous                                              3,292
                                                       -----------
    Total expenses                                         233,458

Deduct:
  Waiver of investment advisory fee (Note 2)               (88,933)
                                                       -----------
    Net expenses                                                        144,525
                                                                    -----------
      Net investment income                                           2,362,745
                                                                    -----------
Realized and Unrealized Gain (Loss) on Investments
  Net realized gain (loss)
    Investment security transactions                    (1,865,190)
    Financial futures contracts                            182,238
    Written options transactions                            21,156
                                                       -----------
      Net realized loss                                              (1,661,796)

  Change in unrealized appreciation (depreciation)
    Investment securities                               (1,108,588)
    Financial futures contracts                            (49,894)
    Written options                                        (65,434)
                                                       -----------
      Net change in unrealized depreciation                          (1,223,916)
                                                                    -----------
    Net realized and unrealized loss                                 (2,885,712)
                                                                    -----------
  Net Decrease in Net Assets from Operations                        $  (522,967)
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                           June 30, 1999         Year Ended
                                                            (Unaudited)      December 31, 1998
                                                         -----------------   ------------------
Increase (Decrease) in Net Assets
Investment Operations
  Net investment income                                     $  2,362,745        $  4,856,783
  Net realized gain (loss)                                    (1,661,796)          1,314,163
  Change in unrealized depreciation                           (1,223,916)         (2,613,653)
                                                            ------------        ------------
  Net increase (decrease) in net assets from investment
   operations                                                   (522,967)          3,557,293
                                                            ------------        ------------
Distributions to Shareholders (Note 1F)
  From net investment income                                  (2,388,634)         (4,892,262)
  From net realized gains on investments                        (301,075)         (1,061,939)
                                                            ------------        ------------
  Total distributions to shareholders                         (2,689,709)         (5,954,201)
                                                            ------------        ------------
Fund Share (Principal) Transactions (Note 4)
  Net proceeds from sale of shares                             9,479,632          17,951,155
  Value of shares issued to shareholders in payment of
    distributions declared                                     2,229,658           4,428,536
  Cost of shares redeemed                                    (11,525,999)        (16,654,350)
                                                            ------------        ------------
  Net increase in net assets from Fund share
    transactions                                                 183,291           5,725,341
                                                            ------------        ------------
Total Increase (Decrease) in Net Assets                       (3,029,385)          3,328,433

Net Assets
  At beginning of period                                      77,908,668          74,580,235
                                                            ------------        ------------
  At end of period (including distributions in excess
    of net investment income of $25,889 and $0,
    respectively)                                           $ 74,879,283        $ 77,908,668
                                                            ============        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

                              Financial Highlights
--------------------------------------------------------------------------------

                                            Six Months
                                              Ended                       Year Ended December 31,
                                          June 30, 1999       ----------------------------------------------
                                           (Unaudited)         1998(1)      1997        1996          1995+
                                          --------------      ---------   ---------   ---------     --------
Net Asset Value, Beginning of Period          $ 18.60         $   19.17   $   18.73   $   20.52     $  20.00
                                              -------         ---------   ---------   ---------     --------
Investment Operations:
  Net investment income*                         0.59              1.23        1.11        1.16         0.53
  Net realized and unrealized gain
    (loss) on investments                       (0.70)            (0.30)       0.46       (0.52)        0.64
                                              -------         ---------   ---------   ---------     --------
Total from investment operations                (0.11)             0.93        1.57        0.64         1.17
                                              -------         ---------   ---------   ---------     --------
Less Distributions to Shareholders:
  From net investment income                    (0.60)            (1.24)      (1.11)      (1.15)       (0.53)
  In excess of net investment income               --                --          --          --        (0.12)
  From net realized gain on investments         (0.07)            (0.26)      (0.02)      (1.28)          --
                                              -------         ---------   ---------   ---------     --------
Total distributions to shareholders             (0.67)            (1.50)      (1.13)      (2.43)       (0.65)
                                              -------         ---------   ---------   ---------     --------
Net Asset Value, End of Period                $ 17.82         $   18.60   $   19.17   $   18.73     $  20.52
                                              =======         =========   =========   =========     ========

Total Return                                    (0.57)%            4.91%       8.59%       3.77%        5.79%

Ratios/Supplemental Data:
  Expenses (to average daily net
    assets)*                                     0.40%++           0.40%       0.40%       0.40%        0.40%++
  Net Investment Income (to average
    daily net assets)*                           6.54%++           6.36%       6.58%       6.57%        6.64%++
  Portfolio Turnover                              103%              162%        103%        124%         389%
  Net Assets, End of Period (000's
    omitted)                                  $74,879         $  77,909   $  74,580   $  35,485     $  8,046

----------
* For the periods indicated, the investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken, the investment income per share and the ratios would have been:

Net investment income per share               $  0.57         $    1.19   $    1.06   $    1.04     $   0.29
Ratios (to average daily net assets):
  Expenses                                       0.65%++           0.62%       0.74%       1.06%        1.29%++
  Net investment income                          6.29%++           6.14%       6.24%       5.91%        5.75%++

(1)   Calculated based on average shares outstanding.
+     For the period from July 3, 1995 (start of business) to December 31, 1995.
++    Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Par           Value
Security                                         Rate             Maturity              Value*       (Note 1A)
----------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 98.4%

Asset Backed -- 3.9%

ARG Funding 1999-1A A3                          6.020%           05/20/2005          $   700,000   $     678,180
Advanta Mortgage Loan Trust 1997-3 A7 ERISA     6.920%           10/25/2028              550,000         548,432
Green Tree Financial Corp. 1997-6 B2
  Non-ERISA                                     7.750%           01/15/2029              250,000         197,803
IMC Home Equity Loan 1998-1 M1 Non-ERISA        7.030%           06/20/2029              675,000         656,437
Preferred Credit Corp. 1997-1 A6 Non-ERISA      7.590%           07/25/2026              300,000         305,344
Residential Funding 1997-HS5 M1                 7.010%           05/25/2027              550,000         550,687
                                                                                                   -------------
Total Asset Backed (Cost $3,036,769)                                                                   2,936,883
                                                                                                   -------------
Collateralized Mortgage Obligations -- 1.0%

Housing Securities, Inc. 1994-2 A1              6.500%           07/25/2009              252,251         249,098
Prudential Home Mortgage 1992-25 B1 NAS 144A    8.000%           08/25/2022              535,083         536,254
                                                                                                   -------------
Total Collateralized Mortgage Obligations
  (Cost $796,568)                                                                                        785,352
                                                                                                   -------------
Corporate -- 27.3%

Bank Bonds -- 3.3%

Bank United Corp. Notes+                        8.875%           05/01/2007              525,000         522,349
Branch Bank & Trust Notes(a)                    6.375%           06/30/2005              600,000         584,748
First Security Bank Sub. Notes+                 5.875%           11/01/2003              200,000         192,242
First Union Bank Sub. Notes NCL                 5.800%           12/01/2008              650,000         593,398
Mellon Financial Co.                            5.750%           11/15/2003              350,000         338,264
Union Planters Corp. Sub. Notes                 6.250%           11/01/2003              240,000         234,473
                                                                                                   -------------
                                                                                                       2,465,474
                                                                                                   -------------
Financial -- 15.2%

American Annuity Group Senior Notes+            6.875%           06/01/2008              300,000         272,880
American Health Properties REIT Notes+          7.500%           01/15/2007              175,000         161,679
Bear Stearns Notes NCL                          6.150%           03/02/2004              700,000         674,345
Colonial Realty Medium Term Notes               6.960%           07/26/2004              500,000         478,360
Colonial Realty Medium Term Notes               7.160%           01/17/2003              150,000         146,146
Conseco Finance Trust Cap. Notes                8.796%           04/01/2027              550,000         502,958
Conseco Finance Trust II+                       8.700%           11/15/2026              800,000         720,976
Equity Office Properties Trust+                 6.625%           02/15/2005              250,000         241,145
Florida Windstorm 144A Notes                    6.500%           08/25/2002              500,000         500,745
Florida Windstorm 144A Notes+                   6.700%           08/25/2004              225,000         219,370
Florida Windstorm 144A Notes                    7.125%           02/25/2019              200,000         195,772
Goldman Sachs Notes NCL                         6.340%           03/01/2006            1,050,000       1,008,976
IRT Prop. Senior Notes, REIT                    7.250%           08/15/2007              325,000         293,923
Lehman Bros Holding Inc.                        6.625%           04/01/2004              500,000         487,070
Lehman Brothers Inc.                            7.625%           06/01/2006              225,000         231,185
MMI Capital Trust Notes                         7.625%           12/15/2027              725,000         556,436
Marsh & McLennan Cos.                           6.625%           06/15/2004              725,000         727,682
Meditrust REIT Notes                            7.375%           07/15/2000              275,000         266,010
Paine Webber Notes                              6.375%           05/15/2004              225,000         219,379
Phoenix Re-Insurance Corp. NC '07+              8.850%           02/01/2027              550,000         460,861
Prologis Trust                                  6.700%           04/15/2004              500,000         486,550
Realty Income Corp. Notes                       7.750%           05/06/2007              375,000         355,980

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Par           Value
Security                                         Rate             Maturity              Value*       (Note 1A)
----------------------------------------------------------------------------------------------------------------
Financial (continued)
Reliance Group Holdings Corp.                   9.000%           11/15/2000          $   175,000   $     178,355
Simon Debartolo Group LP Notes NCL+             6.875%           10/27/2005              350,000         336,122
Simon Debartolo Notes NCL                       6.750%           06/15/2005              250,000         238,760
Spieker Properties REIT                         6.650%           12/15/2000              100,000         100,150
Summit Properties Notes REIT+                   7.200%           08/15/2007              250,000         233,252
Sun Communities, Ltd. Senior Notes              7.375%           05/01/2001              175,000         175,982
Susa Partnership - Storage USA Inc. REIT
  Notes                                         7.125%           11/01/2003              200,000         196,042
Trinet Corp. Realty Trust Notes NCL             7.300%           05/15/2001              400,000         396,596
U.S. Bancorp Notes NCL                          6.000%           05/15/2004              350,000         338,956
                                                                                                   -------------
                                                                                                      11,402,643
                                                                                                   -------------
Industrial Bonds -- 8.8%

Aramark Services Notes+                         6.750%           08/01/2004              300,000         288,936
Blount, Inc. Notes+                             7.000%           06/15/2005              600,000         516,174
Coastal Corp. Notes NCL                         6.200%           05/15/2004              725,000         708,579
Cox Enterprises 144A Notes                      6.625%           06/14/2002              725,000         725,217
Enron Corp.                                     6.450%           11/15/2001              175,000         174,762
Georgia Pacific Senior Notes NCL                9.950%           06/15/2002              350,000         380,943
IMC Global Notes                                7.625%           11/01/2005              375,000         380,126
Idex Corp. Senior Notes NCL                     6.875%           02/15/2008              650,000         602,921
La Quinta Inns, Inc. Medium Term Notes          7.110%           10/17/2001              300,000         276,663
TRW Inc. 144A                                   7.125%           06/01/2009              725,000         704,120
USA Waste Services Inc. Senior Notes            6.500%           12/15/2002              700,000         699,349
WMX Technologies 144A                           6.875%           05/15/2009              375,000         362,625
Wisconsin Central Transportation Notes+         6.625%           04/15/2008              800,000         760,408
                                                                                                   -------------
                                                                                                       6,580,823
                                                                                                   -------------
Total Corporate (Cost $21,568,270)                                                                    20,448,940
                                                                                                   -------------
Government/Other -- 9.8%

Yankee Bonds -- 9.8%

Abbey National PLC(a)                           6.700%           06/29/2049              550,000         522,379
Abitibi Consolidated Deb Notes                  7.500%           04/01/2028              700,000         632,744
Amvescap Senior Notes                           6.600%           05/15/2005              575,000         559,533
Cominco Ltd. Notes                              6.875%           02/15/2006              449,000         384,182
Edperbrascan Ltd. Notes+                        7.375%           10/01/2002            1,100,000       1,099,285
Lite-On Tech 144A                               0.000%           12/15/2002              700,000         717,500
Merita Bank Perpetual Step Up 144A              7.500%           12/29/2049              200,000         192,984
Merita Bank Pfd Step Up 144A Notes 7.15%        7.150%                                   325,000         322,901
National Westminster Bank Perpetual 10 Yr.
  Step Up(a)                                    7.750%           04/29/2049              900,000         893,961
Nova Chemical Ltd. Notes                        6.500%           09/22/2000              200,000         198,730
Royal Caribbean Cruise Senior Notes             7.500%           10/15/2027              550,000         515,774
Se Banken Perpetual 10 Yr. Step Up 144A         8.125%           09/06/2049              375,000         370,838
Societe Generale Step Up 144A NC '07            7.850%           04/29/2049              250,000         243,238
St. Georges Bank 144A                           7.150%           10/15/2005              675,000         665,354
                                                                                                   -------------
Total Government/Other (Cost $7,526,215)                                                               7,319,403
                                                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Par           Value
Security                                         Rate             Maturity              Value*       (Note 1A)
----------------------------------------------------------------------------------------------------------------
Non-Agency -- 4.3%

Pass Thru Securities -- 4.3%

Chase Commercial Mortgage 1996-1E Non-ERISA     7.600%           06/18/2006          $   725,000   $     686,343
Franchise Mortgage Acceptance Corp. 1997-1A     7.350%           04/15/2019              432,605         433,010
Merrill Lynch Mortgage Investments 1996-C2 E
  Non-ERISA                                     6.960%           11/21/2028              400,000         349,240
Merrill Lynch Mortgage Investments 1997-C1 D
  Non-ERISA                                     7.120%           06/18/2029              500,000         482,000
Morgan Stanley Capital 1997-WF1 E               7.490%           05/15/2009              500,000         473,984
Mortgage Capital Funding 1996 MC1A-C
  Non-ERISA                                     7.800%           04/15/2006              100,000         102,875
Resolution Trust Corp. 1994-C1 C Non-ERISA      8.000%           06/25/2026              525,000         522,539
Resolution Trust Corp. 1994-C2 C Non-ERISA      8.000%           04/25/2025               46,522          46,391
Resolution Trust Corp. 1995-2 CA1               7.450%           05/25/2029              129,082         127,993
                                                                                                   -------------
Total Non-Agency (Cost $3,352,643)                                                                     3,224,375
                                                                                                   -------------
U.S. Government Agency -- 39.6%

Pass Thru Securities -- 39.6%

FHLB                                            5.375%           03/02/2001              675,000         671,200
FNMA                                            6.000%    08/01/2011 - 06/01/2029      5,150,434       4,846,202
FNMA                                            6.400%           05/14/2009            1,425,000       1,380,697
FNMA++                                          6.500%    05/01/2014 - 07/01/2029      6,926,580       6,730,657
FNMA+                                           9.000%           11/01/2025              623,315         657,791
FNMA                                            6.000%           06/01/2029            1,000,100         939,464
GNMA                                            6.500%    04/15/2029 - 06/15/2029      1,357,499       1,305,317
GNMA+                                           7.000%    11/15/2027 - 05/15/2029      8,977,588       8,856,930
GNMA++                                          8.000%    04/15/2023 - 07/15/2029      3,066,354       3,154,051
GNMA+                                           9.000%           12/15/2017            1,021,702       1,094,499
                                                                                                   -------------
Total U.S. Government Agency (Cost $30,130,638)                                                       29,636,808
                                                                                                   -------------
U.S. Treasury Obligations -- 12.5%

Treasury Bonds -- 6.1%

U.S. Treasury Bond+                             6.625%           02/15/2027              800,000         844,872
U.S. Treasury Bond+                             8.125%           05/15/2021            3,025,000       3,683,875
                                                                                                   -------------
                                                                                                       4,528,747
                                                                                                   -------------
Treasury Notes -- 6.4%

U.S. Treasury Inflation Index Note(a)           3.625%           07/15/2002              700,313         693,528
U.S. Treasury Note                              4.625%           11/30/2000            1,775,000       1,755,866
U.S. Treasury Note                              4.750%           11/15/2008              900,000         826,452
U.S. Treasury Note+                             6.250%           10/31/2001              275,000         278,911
U.S. Treasury Note+                             6.625%           04/30/2002              540,000         554,342
U.S. Treasury Note                              6.625%           05/15/2007              650,000         676,917
                                                                                                   -------------
                                                                                                       4,786,016
                                                                                                   -------------
Total U.S. Treasury Obligations (Cost $9,733,705)                                                      9,314,763
                                                                                                   -------------
TOTAL BONDS AND NOTES (COST $76,144,808)                                                              73,666,524
                                                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                                               Shares        (Note 1A)
----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.7%

Equity Office Properties Trust 144A CVT                                                   13,000   $     554,125
                                                                                                   -------------
TOTAL PREFERRED STOCKS (COST $650,000)                                                                   554,125
                                                                                                   -------------

                                                                                      Contract
                                                                                        Size
                                                                                     -----------
PURCHASED OPTIONS -- 0.2%

UST 4.75% Call, Strike Price 95.0625, 9/3/99                                              17,000           4,607
UST 4.75% Call, Strike Price 96.6093,
  10/18/99                                                                                23,750           6,436
UST 5.25% Call, Strike Price 101.8281,
  7/20/99                                                                                 16,000             125
UST 5.25% Put, Strike Price 90.1562, 12/1/99                                               7,000          22,155
UST 5.25% Put, Strike Price 90.5781, 12/1/99                                               7,000          25,020
UST 5.25% Put, Strike Price 90.6562, 12/1/99                                               7,000          24,227
UST 5.5% Call, Strike Price 100.1093, 11/8/99                                             15,000           9,660
UST 5.5% Call, Strike Price 100.4062, 8/9/99                                               8,800           3,080
UST 5.5% Call, Strike Price 96.7265, 9/22/99                                              10,000          11,719
UST 5.5% Call, Strike Price 97.1875, 9/2/99                                                8,700           9,648
UST 5.5% Call, Strike Price 98.1328, 9/2/99                                                7,425           6,504
UST 5.5% Call, Strike Price 99.3671, 8/9/99                                               13,050           4,792
                                                                                                   -------------
TOTAL PURCHASED OPTIONS (COST $265,591)                                                                  127,973
                                                                                                   -------------

                                                                                       Shares
                                                                                     -----------
WARRANTS -- 0.0%

Financial -- 0.0%

Equity Office Properties Warrants                                                          5,000             250
                                                                                                   -------------
TOTAL WARRANTS (COST $4,000)                                                                                 250
                                                                                                   -------------

                                                                                         Par
                                                 Rate             Maturity              Value
                                               --------   ------------------------   -----------
SHORT-TERM INVESTMENTS -- 3.5%

U.S. Government Agency -- 2.4%

FHLMC Discount Note                             0.000%           08/12/1999          $   775,000         770,427
FHLMC Discount Note+                            0.000%           09/17/1999              100,000          98,895
FNMA Discount Note                              4.790%           07/08/1999              950,000         949,115
                                                                                                   -------------
                                                                                                       1,818,437
                                                                                                   -------------
Repurchase Agreements -- 1.1%

Prudential-Bache Repurchase Agreement, dated 6/30/99, due 7/1/99, with a maturity value of $797,009 and an effective yield of 4.10%, collateralized by a U.S.
Government Agency Obligation with a rate of 5.00%, a maturity date of 11/15/00 and
a market value of $814,414.                                                                              796,919
                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,615,565)                                                         2,615,356
                                                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
                                                                     (Note 1A)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 102.8% (COST $79,679,964)                    $  76,964,228

Other Assets, Less Liabilities -- (2.8%)                             (2,084,945)
                                                                  -------------

NET ASSETS -- 100.0%                                              $  74,879,283
                                                                  =============

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
CVT - Convertible
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
NCL - Non-callable
REIT - Real Estate Investment Trust
UST - United States Treasury
* Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.
(a)   Variable Rate Security; rate indicated is as of 6/30/99.
+ Denotes all or part of security pledged as a margin deposit (Note 6) or collateral for delayed delivery transactions (Note 7).
++    Denotes all or part of a delayed delivery contract (Note 7).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Fund II (the "Fund") is a separate diversified investment series of the Trust.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium on debt securities when required for federal income tax purposes.

      D. Federal taxes

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      E. Deferred organization cost

      Costs incurred by the Fund in connection with its organization and initial registration are being amortized, on a straight-line basis, through June, 2000.

      F. Distributions to shareholders

      Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for financial futures contracts and option transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in-capital, distributions in excess of net investment income and accumulated net realized gains (losses).

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. SA&W voluntarily agreed to limit the Fund's total operating expense to 0.40% of the Fund's average daily net assets for the six months ended June 30, 1999. Pursuant to this agreement, SA&W voluntarily waived $88,933 of its investment advisory fee. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999 were as follows:

                                                         Purchases      Sales
                                                        -----------  -----------
      U.S. Government Securities                        $66,464,446  $49,264,136
                                                        ===========  ===========
      Investments (non-U.S.Government Securities)       $10,396,133  $26,831,603
                                                        ===========  ===========

(4)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                   Six Months Ended
                                                    June 30, 1999        Year Ended
                                                     (Unaudited)      December 30, 1998
                                                   ----------------   -----------------
Shares sold                                             513,041             926,615
Shares issued to shareholders in payment of
  distributions declared                                124,266             234,244
Shares redeemed                                        (624,116)           (861,503)
                                                       --------            --------
Net increase                                             13,191             299,356
                                                       ========            ========

      At June 30, 1999, one shareholder was record owner of approximately 51% of the total outstanding shares of the Fund.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                          $79,679,964
                                                              ===========
      Gross unrealized appreciation                               114,697
      Gross unrealized depreciation                            (2,830,433)
                                                              -----------
      Net unrealized depreciation                             $(2,715,736)
                                                              ===========

(6)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      A summary of written option transactions for the six months ended June 30, 1999 is as follows:

      Written Put Option Transactions
      --------------------------------------------------------------------------
                                                 Number of Contracts   Premiums
                                                 -------------------   --------
      Outstanding, beginning of period                     6           $ 81,445
      Options written                                      8            186,859
      Options expired                                     (2)           (10,500)
      Options closed                                      (4)           (70,945)
                                                          ---          --------
      Outstanding, end of period                           8           $186,859
                                                          ===          ========

      Written Call Option Transactions
      --------------------------------------------------------------------------
                                                 Number of Contracts   Premiums
                                                 -------------------   --------
      Outstanding, beginning of period                     5           $107,219
      Options written                                     13            152,544
      Options exercised                                   (1)           (29,750)
      Options expired                                     (3)           (44,588)
      Options closed                                      (4)           (61,969)
                                                          ---          --------
      Outstanding, end of period                          10           $123,456
                                                          ===          ========

      Futures contracts

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 1999, the Fund held the following futures contracts:

                                                                       Underlying
                                                                      Face Amount
Contract                                 Position   Expiration Date     at Value     Unrealized Loss
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bond (17 contracts)          Short         9/30/99       $1,970,406        $ (2,966)
U.S. 5 Yr. Note (21 contracts)             Short         9/30/99        2,289,000         (20,061)
U.S. 10 Yr. Note (18 contracts)            Short         9/30/99        2,001,375         (21,023)
                                                                                         --------
                                                                                         $(44,050)
                                                                                         ========

      At June 30, 1999, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Fund II

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)   Delayed Delivery Transactions:

      The Fund may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

      At June 30, 1999, the Fund had the following delayed delivery transactions outstanding:

      Type        Security           Settlement Date              Payable Amount
      --------------------------------------------------------------------------
      Buy           FNMA                  7/16/99                   $1,439,649
      Buy           FNMA                  7/20/99                    2,062,992
      Buy           GNMA                  7/29/99                      899,746
                                                                    ----------
                                                                    $4,402,387
                                                                    ==========